Basis of Preparation (Details) - GBP (£)		6 Months Ended
	Sep. 30, 2024	Jun. 30, 2023
Basis of Preparation (Details) [Line Items]
Retail gross profit		£ 1,106
Gross profit margin, percentage		6.50%
Overhead costs		£ 1,000,000
Sale and leaseback transaction	50.00%
Interest fixed rate		2.00%
Convertible notes, percentage		100.00%
Forecast [Member]
Basis of Preparation (Details) [Line Items]
Cash balance	£ 70,000,000
Maximum [member]
Basis of Preparation (Details) [Line Items]
Total stocking facilities utilized		£ 130,000,000
Minimum [member]
Basis of Preparation (Details) [Line Items]
Total stocking facilities utilized		£ 82,000,000